Changes in equity and earnings per share	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Changes in equity and earnings per share
17. Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during 2021:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 693
Restricted shares	326

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	47.0	(4 911)	(3 530)
Changes during the period	(7.5)	710	(690)

	39.5	(4 201)	(4 220)

As at 30 June 2021, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 39 513 430 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 325 999 817 restricted shares. As at 30 June 2021, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares. During the six-month
period ended 30 June 2021, 5.1 million AB InBev Treasury shares were used for the settlement of the prior and the entire new Zenzele
B-BBEE
schemes in South Africa in May 2021 (see below).
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. The restricted shares will be convertible at the election of the holder into new ordinary shares on a one-for-one
basis with effect from the fifth anniversary of completion of the SAB combination (i.e. as from 11 October 2021). From completion of the SAB combination, such restricted shares will rank equally with the ordinary shares with respect to dividends and voting rights.

The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
ZENZELE SCHEMES IN SOUTH AFRICA
Following the combination with SAB in 2016, AB InBev decided to maintain the SAB Zenzele share-scheme (Zenzele Scheme), the broad-based black economic empowerment
(B-BBEE)
scheme, which provided opportunities for black South Africans, including employees (through The SAB Zenzele Employee Trust), SAB retailers (through SAB Zenzele Holdings Limited) and The SAB Foundation, to participate as shareholders of AB InBev’s indirect subsidiary, The South African Breweries Pty Ltd (SAB). The Zenzele Scheme, originally implemented by SAB in 2010 as a
10-year
scheme, was amended at the time of the combination with SAB and matured on 31 March 2020.
Obligations to the SAB Foundation and the employees as beneficiaries of The SAB Zenzele Employee Share Trust were settled in full on 15 April 2020. The obligations to SAB retailers, who participate in the Zenzele Scheme through SAB Zenzele Holdings, were partially settled (77.4%) on 15 April 2020. As a direct consequence of the
COVID-19
outbreak, the remaining settlement (22,6%) was postponed and was performed on 28 May 2021, when AB InBev and SAB implemented the new scheme as described below. Some SAB retailers received the balance of their entitlement and others reinvested a portion of their Zenzele payout into the new scheme.
In total, 10.8 million AB InBev Treasury shares with a total value of 491m US dollar were used in 2020 to settle the obligations to the participants of the Zenzele Scheme. The total value delivered to the participants of the Zenzele Scheme amounted to 8.6 billion ZAR.
As part of the combination with SAB in 2016, AB InBev made a commitment to the South African Government and Competition Authorities to create a new
B-BBEE
scheme upon maturity of the Zenzele Scheme. In order to create the new
B-BBEE
scheme, the following steps were undertaken:

•
The new scheme was implemented through the listing of a special purpose company, which is called SAB Zenzele Kabili Holdings Limited (Zenzele Kabili) on the segment of the Johannesburg Stock Exchange’s Main Board on which an issuer may list its
B-BBEE
shares;

•	Zenzele Kabili holds AB InBev shares;

•	Existing Zenzele participants (SAB retailers) reinvested a portion of their Zenzele payout into Zenzele Kabili and the SAB Foundation invested AB InBev shares into Zenzele Kabili;

•	A new Employee Share Plan, funded by AB InBev, subscribed for shares in Zenzele Kabili.
The settlement of the balance of the SAB retailers entitlement required 1.1 billion ZAR (0.1 billion US dollar
1
), out of which 0.7 billion ZAR (0.1 billion US dollar) were re-invested
in the new
B-BBEE
scheme by the SAB retailers. The
set-up
of the new
B-BBEE
scheme required 4.7 billion ZAR (0.3 billion US dollar), out of which 4.4 billion ZAR in AB InBev Treasury shares and 0.3 billion ZAR in AB InBev shares that were bought from the SAB retailers by the SAB Foundation.
5.1 million AB InBev Treasury shares were used for the settlement of part of the prior and the entire new
B-BBEE
schemes (based on the AB InBev share price and the ZAR Euro exchange rate as at 24 May 2021
2
). The new Zenzele scheme arrangement met the criteria under IFRS 2 to be classified as equity settled. The IFRS 2 charge for the period is reported in exceptional items (Refer to Note 7
Exceptional items
).
CHANGES IN OWNERSHIP INTERESTS
In compliance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
In the
six-month
period ended 30 June 2021, there were no significant sales and purchases of non-controlling
interests in subsidiaries.
BORROWED SHARES
In order to fulfill AB InBev’s commitments under various outstanding stock option plans, during the course of 2021, the company had stock lending arrangements in place for up to 30 million shares, which were fully used to fulfill stock option plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 28 April 2021, a dividend of 0.50 euro per share or 1 003m euro was approved at the shareholders’ meeting. The dividend was paid out as of 6 May 2021.

1	Converted at the closing rate as at 24 May 2021.
2	Considering the closing share price of 62.26 euro per share as at 24 May 2021 and ZAR per Euro exchange rate of 17.0064 as at 24 May 2021.

On 3 June 2020, a dividend of 0.50 euro per share or 1 002m euro was approved at the shareholders’ meeting. The dividend was paid out as of 11 June 2020.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss. On 1 June 2020, upon the Australia divestiture, the company recycled 370m US dollar of cash flow hedges in relation to its former Australia operations from equity to profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 30 June 2021, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.
OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 347)	—	—	(1 347)
Cash flow hedges	—	184	—	184
Re-measurements of post-employment benefits	—	—	(5)	(5)

Other comprehensive income/(loss)	(1 347)	184	(5)	(1 168)

As per 30 June 2021	(30 581)	560	(1 988)	(32 009)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Peruvian Sol, the Colombian pesos and the Euro, and the strengthening of the South African rand and the Brazilian real, which resulted in a foreign exchange translation adjustment of 1 347m US dollar as of 30 June 2021 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(13 583)	—	—	(13 583)
Cash flow hedges	—	300	—	300
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	645	(219)	—	426
Re-measurements of post-employment benefits	—	—	(1)	(1)

Other comprehensive income/(loss)	(12 938)	81	(1)	(12 858)

As per 30 June 2020	(32 874)	478	(1 741)	(34 137)

EARNINGS PER SHARE
The calculation of basic earnings per share for the
six-month
period ended 30 June 2021 is based on the profit attributable to equity holders of AB InBev of 2 458m US dollar (30 June 2020: (1 900)m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2021	2020
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 972	1 959
Effect of stock lending	30	30
Effect of delivery of treasury shares	2	6

Weighted average number of ordinary and restricted shares at 30 June	2 004	1 995

The calculation of diluted earnings per share for the
six-month
period ended 30 June 2021 is based on the profit attributable to equity holders of AB InBev of 2 458m US dollar (30 June 2020: (1 900)m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2021	2020
Weighted average number of ordinary and restricted shares at 30 June	2 004	1 995
Effect of share options, warrants and restricted stock units	41	39

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 045	2 034

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to the profit attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76
Exceptional items, before taxes (refer to Note 7)	(217)	(2 796)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(299)	(1 388)
Exceptional taxes (refer to Note 7)	42	107
Exceptional non-controlling interest (refer to Note 7)	7	46
Profit from discontinued operations (refer to Note 16)	—	2 055

Profit/(loss) attributable to equity holders of AB InBev	2 458	(1 900)

The calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev to the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	2 606	1 805
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	348	(1 724)
Hyperinflation impacts	(30)	(5)

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76

The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2021	2020
Profit/(loss) attributable to equity holders of AB InBev	2 458	(1 900)
Weighted average number of ordinary and restricted shares	2 004	1 995

Basic EPS from continuing and discontinued operations	1.23	(0.95)

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	2 458	(3 955)
Weighted average number of ordinary and restricted shares	2 004	1 995

Basic EPS from continuing operations	1.23	(1.98)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76
Weighted average number of ordinary and restricted shares	2 004	1 995

Basic EPS from continuing operations before exceptional items	1.46	0.04

Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	2 606	1 805
Weighted average number of ordinary and restricted shares	2 004	1 995

Underlying EPS	1.30	0.90

Profit/(loss) attributable to equity holders of AB InBev	2 458	(1 900)
Weighted average number of ordinary and restricted shares (diluted)	2 045	1 995

Diluted EPS from continuing and discontinued operations	1.20	(0.95)

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	2 458	(3 955)
Weighted average number of ordinary and restricted shares (diluted)	2 045	1 995

Diluted EPS from continuing operations	1.20	(1.98)

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	2 924	76
Weighted average number of ordinary and restricted shares (diluted)	2 045	2 034

Diluted EPS from continuing operations before exceptional items	1.43	0.04

The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS from continuing operations before exceptional items, 72m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 30 June 2021 (30 June 2020: 72m share options). In accordance with the guidance provided by IAS 33
Earnings per Share
, for the 2020 calculation of Diluted EPS, the potential dilutive effect of share options, warrants and restricted stock units was disregarded considering the negative results in the period.